Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (74,475)	$ (50,425)
Other comprehensive loss:
Change in foreign currency translation	(1,233)	(1,116)
Other comprehensive loss	(1,233)	(1,116)
Comprehensive loss	$ (75,708)	$ (51,541)